STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 79,422,377
Interest and dividends	618,911
Total net investment income	80,041,288
Interest income on notes receivable from participants	332,408
Contributions:
Participants	35,272,273
Employer	10,455,440
Rollovers (see Note 1)	4,695,297
Total contributions	50,423,010
Total additions	130,796,706
Deductions
Benefits paid to participants	(35,309,359)
Administrative expenses	(578,991)
Total deductions	(35,888,350)
Net increase in net assets	94,908,356
Beginning of year	418,342,708
End of year	$ 513,251,064